Subsequent Events (Details)						12 Months Ended
		Mar. 13, 2026 CNY (¥) shares	Mar. 13, 2026 USD ($) $ / shares shares	Feb. 03, 2026 USD ($)	Dec. 03, 2024 shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($) $ / shares
Subsequent Events [Line Items]
Sale of Stock, Number of Shares Issued in Transaction (in Shares) | shares						5,025,000	5,025,000
Gross proceeds		¥ 47,300,000	$ 6,730,000			¥ 47,300,000	$ 6,730,000
Percentage of cash fee						4.00%	4.00%
Non-accountable expense allowance						¥ 400,000	$ 50,000
Lock-up period						30 days	30 days
Lease payments						¥ 1,309,059	$ 186,242	¥ 5,561,964
Right of use asset and corresponding lease liability						5,838,296		¥ 1,881,535	$ 830,625
New Lease Agreement [Member]
Subsequent Events [Line Items]
Right of use asset and corresponding lease liability						¥ 38,600,000			$ 5,500,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Security deposits				$ 750,000
Subsequent Event [Member] | Months 1 through 4 [Member]
Subsequent Events [Line Items]
Lease payments				72,000
Subsequent Event [Member] | Months 5 through 14 [Member]
Subsequent Events [Line Items]
Lease payments				144,000
Subsequent Event [Member] | Months 15 Through 26 [Member]
Subsequent Events [Line Items]
Lease payments				149,040
Subsequent Event [Member] | Months 27 through 38 [Member]
Subsequent Events [Line Items]
Lease payments				154,256.4
Subsequent Event [Member] | Months 39 Through 40 [Member]
Subsequent Events [Line Items]
Lease payments				$ 159,655.37
Subsequent Event [Member] | Jayud Global Logistics (HongKong) Limited (“JYD HK”) [Member]
Subsequent Events [Line Items]
Purchase price (in Dollars per share) | $ / shares			$ 1.34
Subsequent Event [Member] | Third Party [Member]
Subsequent Events [Line Items]
Term of lease agreement				40 months
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Sale of Stock, Number of Shares Issued in Transaction (in Shares) | shares					1,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share) | (per share)	[1]							¥ 0.005	$ 0.005
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Jayud Global Logistics (HongKong) Limited (“JYD HK”) [Member]
Subsequent Events [Line Items]
Sale of Stock, Number of Shares Issued in Transaction (in Shares) | shares		5,025,000	5,025,000
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares			$ 0.005

[1]	Retrospectively restated for effect of share combination on September 9, 2025 (see Note 17).